JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

November 14, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on October 29, 2025 (Accession No. 0001999371-25-016425) for the below listed funds, each a portfolio series of the Trust.

T-REX 2X LONG STUB DAILY TARGET ETF	T-REX 2X LONG BTBT DAILY TARGET ETF
T-REX 2X LONG MP DAILY TARGET ETF	T-REX 2X LONG WULF DAILY TARGET ETF
T-REX 2X LONG SRPT DAILY TARGET ETF	T-REX 2X LONG QS DAILY TARGET ETF
T-REX 2X LONG CIFR DAILY TARGET ETF	T-REX 2X INVERSE BLSH DAILY TARGET ETF
T-REX 2X LONG ASTS DAILY TARGET ETF

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP